Current and Deferred Income Tax (Details 5) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current and Deferred Income Tax [Abstract]
(Profit) / loss for year before income tax at the prevailing tax rate	$ (7,058,178)	$ 9,618,302	$ (4,834,957)
Tax effects of:
Rate change	2,374,798	221,159	10,515,288
Share of profit of associates and joint ventures	53,373	(173,386)	310,583
Result by rate transparency	186,489	(101,841)
Result from sale of subsidiaries	(391,936)	(1,691)
Special tax, revaluation		(394,898)
Expiration of carry-forwards	(100)
Tax loss carry-forwards	(129,387)	(77,255)
Non-taxable financial dividends			272,594
Non-taxable, non-deductible items	(615)	36,725	(16,060)
Derivative special tax			(1,881)
Difference between provisions and affidavits	48,333	3,712	2,395
Minimum presumed income tax	(1,215)		(73)
Goodwill reversal		(55,318)
Others	4	(8,583)	(415)
Inflation adjustment	(588,429)	(1,853,819)	286,849
Tax inflation adjustment	132,864	(1,075,066)
Income tax - (Loss) / Gain	$ (5,373,999)	$ 6,138,041	$ 6,534,323